Risk management - Schedule of regulatory capital alternative standard (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk Management [Abstract]
Common Equity Tier I	€ 84,739	€ 79,800	€ 76,741
Share capital	7,345	7,576	8,092	€ 8,397
(-) Treasure shares and own shares financed	(1,892)	(1,694)	(2,847)
Share Premium	36,792	40,079	44,373
Reserves	84,663	76,608	68,721
Other retained earnings	(39,918)	(38,617)	(35,038)
Minority interests	9,037	8,479	6,899
Profit net of dividends	10,576	9,431	8,307
Deductions	(21,863)	(22,061)	(21,766)
Goodwill and intangible assets	(15,037)	(15,957)	(17,220)
Others	(6,826)	(6,104)	(4,546)
Additional Tier I	9,645	10,371	9,002
Eligible instruments AT1	8,937	9,725	8,461
AT1-excesses-subsidiaries	708	645	541
Tier II	17,460	18,418	16,497
Eligible instruments T2	17,754	18,869	17,101
Excess IRB provision on PE	0	0	76
T2-excesses - subsidiaries	(294)	(450)	(680)
Total eligible capital	€ 111,845	€ 108,589	€ 102,240